Leases - Lease Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lease liabilities [abstract]
Payments of lease liabilities, inclusive of interest paid	$ 16,240
Income from sub-leasing right-of-use assets	1,132,000	$ 527,000
Expense relating to short-term leases	(269,000)	(495,000)
Expense relating to lease of low value assets	(4,000)	(6,000)
Interest expense on lease liabilities	$ (3,706,000)	$ (2,166,000)